Commitment and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Commitments and Sublease Income

The minimum aggregate payments of all future lease commitments, net of future sublease income, at September 30, 2021, are as follows:

(in thousands)
Years ending December 31,	Gross future lease commitments	Sublease income	Net future lease commitments
2021 Remaining	$372	$(53)	$319
2022	709	-	709
2023	494	-	494
2024	470	-	470
2025	352	-	352
Total	$2,397	$(53)	$2,344

The minimum aggregate payments of all future lease commitments, net of future sublease income, at December 31, 2020, are as follows:

(in thousands)
Years ending December 31,	Gross future lease commitments	Sublease income	Net future lease commitments
2021	$1,723	$(323)	$1,400
2022	709	-	709
2023	494	-	494
2024	470	-	470
2025	352	-	352
Total	$3,748	$(323)	$3,425